14. Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of assumptions

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

	December 31,	December 31,
	2020	2019
Risk-free interest rate	1.71%	1.71%
Expected life of the options	10 years	10 years
Expected volatility	158.86%	158.86%
Expected dividend yield	0%	0%

Schedule of option activity

The following is a summary of options activity from December 31, 2019 to December 31, 2020:

Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2019	210,000	$9.61	9.61	–
Granted	–	–	–	–
Exercised	–	–	–	–
Forfeited or expired	–	–	–	–
Outstanding at December 31, 2020	210,000	$9.61	9.61	–
Vested as of December 31, 2020	210,000	5.70	9.61	–
Exercisable at December 31, 2020	210,000	$9.61	9.61	–

Schedule of options by exercise price

The exercise price for options outstanding and exercisable at December 31, 2020:

Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
210,000		210,000